Stock Based Compensation - Summarizes Information About Stock Options Outstanding And Exercisable (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in shares)	25,732,503	25,218,266
Options exercisable (in shares)	5,135,847	7,406,315
Exercisable Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, upper range limit (in dollars per share)	$ 0.18
Options outstanding (in shares)	7,240,650
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 4 months 24 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.18
Options exercisable (in shares)	3,462,757
Options exercisable, weighted average remaining contractual life (years)	9 years 4 months 24 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.18
Exercisable Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, upper range limit (in dollars per share)	$ 0.21
Options outstanding (in shares)	10,923,153
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 8 months 26 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.21
Options exercisable (in shares)	1,315,002
Options exercisable, weighted average remaining contractual life (years)	9 years 8 months 26 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.21
Exercisable Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, upper range limit (in dollars per share)	$ 0.37
Options outstanding (in shares)	35,159
Weighted Average Remaining Contractual Term (in years), Options outstanding	5 months 12 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.37
Options exercisable (in shares)	35,159
Options exercisable, weighted average remaining contractual life (years)	5 months 12 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.37
Exercisable Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, upper range limit (in dollars per share)	$ 1.42
Options outstanding (in shares)	7,524,116
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 9 months
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.42
Options exercisable (in shares)	313,505
Options exercisable, weighted average remaining contractual life (years)	9 years 9 months
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.42
Exercisable Price Range Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, upper range limit (in dollars per share)	$ 5.57
Options outstanding (in shares)	7,976
Weighted Average Remaining Contractual Term (in years), Options outstanding	5 months 12 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 5.57
Options exercisable (in shares)	7,976
Options exercisable, weighted average remaining contractual life (years)	5 months 12 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 5.57
Exercisable Price Range Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, upper range limit (in dollars per share)	$ 8.42
Options outstanding (in shares)	1,449
Weighted Average Remaining Contractual Term (in years), Options outstanding	5 months 12 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 8.42
Options exercisable (in shares)	1,449
Options exercisable, weighted average remaining contractual life (years)	5 months 12 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 8.42